INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Including Goodwill, after Accumulated Amortization [Abstract]
Schedule of Intangible Assets

Intangible assets as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Intangible assets
Cost, beginning	$2,831,592	$77,123
Accumulated amortization, beginning	(71,036)	(12,438)
Additions, at cost	6,199	2,670,247
Amortization current period	(35,004)	(56,485)
Intangible assets, net	$2,731,751	$2,678,447

Schedule of Amortization

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2027	$69,560	$2,662,191
2028	69,560	2,592,631
2029	69,560	2,523,071
2030	69,560	2,453,511
2031	69,560	2,383,951